UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

  /s/  Seth L. Hoffman     Great Barrington, MA     April 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $65,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      357     7448 SH       SOLE                     7448        0        0
AT&T INC                       COM              00206R102     5556   181516 SH       SOLE                   181516        0        0
BARRICK GOLD CORP              COM              067901108     2397    46177 SH       SOLE                    46177        0        0
CATERPILLAR INC DEL            COM              149123101      216     1937 SH       SOLE                     1937        0        0
DNP SELECT INCOME FD           COM              23325P104     3253   342443 SH       SOLE                   342443        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     3229    58745 SH       SOLE                    58745        0        0
EXXON MOBIL CORP               COM              30231G102      316     3759 SH       SOLE                     3759        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108      241    29297 SH       SOLE                    29297        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      361    20662 SH       SOLE                    20662        0        0
GOLDCORP INC NEW               COM              380956409     1030    20691 SH       SOLE                    20691        0        0
ISHARES GOLD TRUST             ISHARES          464285105     5620   400891 SH       SOLE                   400891        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1333    12210 SH       SOLE                    12210        0        0
ISHARES TR                     BARCLY USAGG B   464287226      315     3000 SH       SOLE                     3000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      719    14775 SH       SOLE                    14775        0        0
ISHARES TR                     S&P500 GRW       464287309     1348    19621 SH       SOLE                    19621        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1391    21967 SH       SOLE                    21967        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1348    16101 SH       SOLE                    16101        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      497     8275 SH       SOLE                     8275        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      728    10377 SH       SOLE                    10377        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      692    10074 SH       SOLE                    10074        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1272    21037 SH       SOLE                    21037        0        0
ISHARES TR                     RUSSELL 2000     464287655      215     2559 SH       SOLE                     2559        0        0
ISHARES TR                     DJ US REAL EST   464287739      209     3520 SH       SOLE                     3520        0        0
ISHARES TR                     S&P EURO PLUS    464287861      229     5471 SH       SOLE                     5471        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1352    17742 SH       SOLE                    17742        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      250     5767 SH       SOLE                     5767        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1137    10883 SH       SOLE                    10883        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      529     9954 SH       SOLE                     9954        0        0
KRAFT FOODS INC                CL A             50075N104      429    13693 SH       SOLE                    13693        0        0
MERCK & CO INC NEW             COM              58933Y105     3354   101592 SH       SOLE                   101592        0        0
NEWMONT MINING CORP            COM              651639106     1182    21657 SH       SOLE                    21657        0        0
PFIZER INC                     COM              717081103     4007   197311 SH       SOLE                   197311        0        0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT     73936T565      144    10000 SH       SOLE                    10000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      713    10030 SH       SOLE                    10030        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      606    19000 SH       SOLE                    19000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2149    15362 SH       SOLE                    15362        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     3228    55208 SH       SOLE                    55208        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2183    30558 SH       SOLE                    30558        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     1022    15887 SH       SOLE                    15887        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     3001    52912 SH       SOLE                    52912        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      819    16728 SH       SOLE                    16728        0        0
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858      347     9298 SH       SOLE                     9298        0        0
VANGUARD WORLD FDS             UTILITIES ETF    92204A876      364     5273 SH       SOLE                     5273        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     6062   157296 SH       SOLE                   157296        0        0
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